Provisions - Schedule of other provisions by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	€ 8,149	€ 9,583	€ 10,852	€ 13,987
Other provisions
Disclosure of other provisions [line items]
Provisions	4,073	4,423	4,425	€ 5,508
Spain | Other provisions
Disclosure of other provisions [line items]
Provisions	1,768	1,595	1,647
European Union (excluding Spain) | Other provisions
Disclosure of other provisions [line items]
Provisions	328	779	539
Other Foreign Countries Not Including Countries in EU | Other provisions
Disclosure of other provisions [line items]
Provisions	1,977	2,049	2,239
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	€ 1,243	€ 1,339	€ 1,475